FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	12 Months Ended
Dec. 31, 2018
Financial assets at fair value through other comprehensive income [abstract]
Disclosure of financial assets at fair value through other comprehensive income

FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME

(a)                  Classification of financial assets at FVOCI

Financial assets at FVOCI are equity securities which are strategic investments not held for trading, and which the Group has irrevocably elected at initial recognition to recognise in this category.

(b)                  Equity investments at fair value through other comprehensive income

	2017	2018
	RMB’000	RMB’000

Non-current assets
Investments in unlisted companies	-	321,246

The FVOCI mainly represent equity interests held by the Group in certain unlisted companies with percentage ownership less than 2% individually.

On disposal of these equity investments, any related balance within the FVOCI reserve is reclassified to retained earnings.

Note 2.2 explains the change of accounting policy and the reclassification of certain equity investments from AFS to FVOCI. Note 2.12 sets out the remaining accounting policies.

15         FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME (CONTINUED)

(c)                  Amounts recognised in profit or loss and other comprehensive income

During the year, the following gains were recognised in profit or loss and other comprehensive income.

	2017	2018
	RMB’000	RMB’000

Change in fair value recognised in other comprehensive income (Note 23; 2017 relating to available-for-sale financial assets)	242,588	-
Dividends from equity investments at FVOCI recognised in profit or loss in other losses - net (Note 31)
- Related to investments held at the end of the reporting period	6,473	6,473

(d)                  Fair value

Information about the methods and assumptions used in determining fair value is provided in note 3.3.

(e)                  Financial assets previously classified as AFS (2017)

AFS included the following classes of financial assets:

	2017	2018
	RMB’000	RMB’000

Non-current assets
Investments in unlisted companies	296,414	-

Classification of financial assets as available-for-sale

Investments were designated as AFS if they did not have fixed maturities and fixed or determinable payments, and management intended to hold them for the medium to long-term. Financial assets that were not classified into any of the other categories (at FVPL, loans and receivables or held-to-maturity investments) were also included in the available-for-sale category.

The financial assets were presented as non-current assets unless they matured, or management intended to dispose of them within 12 months of the end of the reporting period.

Impairment indicators for AFS

A security was considered to be impaired if there had been a significant or prolonged decline in the fair value below its cost. See note 3.1 for further details about the Group’s previous impairment policies for AFS.